Expected credit loss measurement - Off-balance sheet financial assets subject to ECL (Detail) - USD ($) $ in Millions	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018
Total off-balance sheet financial instruments and other credit lines
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments	$ 79,679	$ 84,241	$ 90,268
Guarantees
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments	16,810	17,434	18,146
Guarantees | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments	3,573	3,505	3,862
Guarantees | SME clients
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments	1,192	1,205	1,298
Guarantees | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments	6,825	6,995	7,193
Guarantees | Lombard
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments	642	666	834
Guarantees | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments	1,740	1,936	2,097
Irrevocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments	27,463	27,919	31,212
Irrevocable loan commitments | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments	18,944	19,051	22,019
Forward starting transactions, reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments	2,259	2,058	937
Committed unconditionally revocable credit lines
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments	29,480	33,379	36,634
Committed unconditionally revocable credit lines | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments	2,893	2,636	2,562
Committed unconditionally revocable credit lines | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments	4,409	4,124	4,260
Committed unconditionally revocable credit lines | SME clients
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments	4,427	4,331	4,505
Committed unconditionally revocable credit lines | Lombard
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments	4,254	4,537	7,402
Committed unconditionally revocable credit lines | Credit cards
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments	7,755	7,587	7,343
Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments	3,668	3,450	3,339
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Total off-balance sheet financial instruments and other credit lines
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments	77,348	81,381	86,830
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Guarantees
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments	16,202	16,713	17,321
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Guarantees | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments	3,352	3,247	3,599
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Guarantees | SME clients
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments	970	948	1,057
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Guarantees | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments	6,796	6,959	7,125
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Guarantees | Lombard
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments	642	666	834
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Guarantees | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments	1,615	1,774	1,851
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Irrevocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments	26,885	27,321	30,590
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Irrevocable loan commitments | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments	18,453	18,660	21,492
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Forward starting transactions, reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments	2,259	2,058	937
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Committed unconditionally revocable credit lines
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments	28,334	31,895	35,121
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments	2,488	2,239	2,150
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments	4,340	4,055	4,152
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Committed unconditionally revocable credit lines | SME clients
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments	4,135	4,006	4,163
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Lombard
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments	4,254	4,537	7,402
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Credit cards
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments	7,447	7,281	7,035
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments	3,667	3,393	2,861
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Total off-balance sheet financial instruments and other credit lines
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments	2,055	2,533	3,055
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Guarantees
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments	413	506	611
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Guarantees | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments	98	118	136
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Guarantees | SME clients
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments	153	188	164
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Guarantees | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments	29	36	67
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Guarantees | Lombard
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments	0	0	0
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Guarantees | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments	122	156	236
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Irrevocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments	563	583	568
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Irrevocable loan commitments | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments	489	389	519
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Forward starting transactions, reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments	0	0	0
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Committed unconditionally revocable credit lines
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments	1,078	1,392	1,420
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments	405	397	401
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments	52	52	91
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Committed unconditionally revocable credit lines | SME clients
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments	243	264	285
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Lombard
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments	0	0	0
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Credit cards
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments	308	306	309
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments	0	52	456
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Total off-balance sheet financial instruments and other credit lines
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments	277	328	383
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Guarantees
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments	195	215	215
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Guarantees | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments	123	140	127
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Guarantees | SME clients
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments	69	69	77
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Guarantees | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments	0	0	0
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Guarantees | Lombard
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments	0	0	0
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Guarantees | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments	3	6	11
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Irrevocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments	14	15	53
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Irrevocable loan commitments | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments	2	1	7
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Forward starting transactions, reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments	0	0	0
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Committed unconditionally revocable credit lines
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments	68	92	93
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Committed unconditionally revocable credit lines | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments	0	0	11
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Committed unconditionally revocable credit lines | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments	17	16	17
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Committed unconditionally revocable credit lines | SME clients
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments	48	62	57
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Committed unconditionally revocable credit lines | Lombard
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments	0	0	0
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Committed unconditionally revocable credit lines | Credit cards
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments	0	0	0
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments	0	5	22
Allowance for expected credit loss
Disclosure Of Provision Matrix [Line Items]
Financial assets	(1,030)	(1,052)	(1,054)
Allowance for expected credit loss | Total off-balance sheet financial instruments and other credit lines
Disclosure Of Provision Matrix [Line Items]
Financial assets	(122)	(134)	(116)
Allowance for expected credit loss | Guarantees
Disclosure Of Provision Matrix [Line Items]
Financial assets	(40)	(48)	(43)
Allowance for expected credit loss | Guarantees | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Financial assets	(3)	(7)	(8)
Allowance for expected credit loss | Guarantees | SME clients
Disclosure Of Provision Matrix [Line Items]
Financial assets	(30)	(30)	(26)
Allowance for expected credit loss | Guarantees | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Financial assets	(3)	(3)	(4)
Allowance for expected credit loss | Guarantees | Lombard
Disclosure Of Provision Matrix [Line Items]
Financial assets	(1)	0	0
Allowance for expected credit loss | Guarantees | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Financial assets	(2)	(1)	(1)
Allowance for expected credit loss | Irrevocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Financial assets	(40)	(44)	(37)
Allowance for expected credit loss | Irrevocable loan commitments | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Financial assets	(34)	(38)	(31)
Allowance for expected credit loss | Forward starting transactions, reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Line Items]
Financial assets	0	0	0
Allowance for expected credit loss | Committed unconditionally revocable credit lines
Disclosure Of Provision Matrix [Line Items]
Financial assets	(40)	(39)	(36)
Allowance for expected credit loss | Committed unconditionally revocable credit lines | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Financial assets	(21)	(19)	(17)
Allowance for expected credit loss | Committed unconditionally revocable credit lines | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Financial assets	(1)	(1)	(2)
Allowance for expected credit loss | Committed unconditionally revocable credit lines | SME clients
Disclosure Of Provision Matrix [Line Items]
Financial assets	(9)	(7)	(7)
Allowance for expected credit loss | Committed unconditionally revocable credit lines | Lombard
Disclosure Of Provision Matrix [Line Items]
Financial assets	0	0	0
Allowance for expected credit loss | Committed unconditionally revocable credit lines | Credit cards
Disclosure Of Provision Matrix [Line Items]
Financial assets	(6)	(6)	(6)
Allowance for expected credit loss | Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Line Items]
Financial assets	(3)	(4)	(1)
Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired
Disclosure Of Provision Matrix [Line Items]
Financial assets	(180)	(182)	(176)
Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Total off-balance sheet financial instruments and other credit lines
Disclosure Of Provision Matrix [Line Items]
Financial assets	(60)	(64)	(59)
Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Guarantees
Disclosure Of Provision Matrix [Line Items]
Financial assets	(6)	(6)	(7)
Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Guarantees | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Financial assets	(1)	(1)	(1)
Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Guarantees | SME clients
Disclosure Of Provision Matrix [Line Items]
Financial assets	0	0	0
Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Guarantees | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Financial assets	(3)	(3)	(3)
Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Guarantees | Lombard
Disclosure Of Provision Matrix [Line Items]
Financial assets	0	0	0
Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Guarantees | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Financial assets	(1)	(1)	(1)
Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Irrevocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Financial assets	(33)	(36)	(32)
Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Irrevocable loan commitments | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Financial assets	(29)	(32)	(26)
Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Forward starting transactions, reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Line Items]
Financial assets	0	0	0
Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Committed unconditionally revocable credit lines
Disclosure Of Provision Matrix [Line Items]
Financial assets	(19)	(19)	(19)
Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Financial assets	(4)	(3)	(4)
Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Financial assets	(1)	(1)	(1)
Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Committed unconditionally revocable credit lines | SME clients
Disclosure Of Provision Matrix [Line Items]
Financial assets	(7)	(6)	(6)
Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Lombard
Disclosure Of Provision Matrix [Line Items]
Financial assets	0	0	(1)
Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Credit cards
Disclosure Of Provision Matrix [Line Items]
Financial assets	(4)	(4)	(4)
Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Line Items]
Financial assets	(3)	(2)	(1)
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired
Disclosure Of Provision Matrix [Line Items]
Financial assets	(163)	(179)	(183)
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Total off-balance sheet financial instruments and other credit lines
Disclosure Of Provision Matrix [Line Items]
Financial assets	(29)	(31)	(23)
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Guarantees
Disclosure Of Provision Matrix [Line Items]
Financial assets	(1)	(2)	(2)
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Guarantees | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Financial assets	0	(1)	(1)
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Guarantees | SME clients
Disclosure Of Provision Matrix [Line Items]
Financial assets	0	0	0
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Guarantees | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Financial assets	0	0	0
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Guarantees | Lombard
Disclosure Of Provision Matrix [Line Items]
Financial assets	0	0	0
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Guarantees | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Financial assets	0	0	0
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Irrevocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Financial assets	(7)	(8)	(5)
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Irrevocable loan commitments | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Financial assets	(6)	(7)	(4)
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Forward starting transactions, reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Line Items]
Financial assets	0	0	0
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Committed unconditionally revocable credit lines
Disclosure Of Provision Matrix [Line Items]
Financial assets	(21)	(20)	(16)
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Financial assets	(17)	(17)	(12)
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Financial assets	0	0	0
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Committed unconditionally revocable credit lines | SME clients
Disclosure Of Provision Matrix [Line Items]
Financial assets	(1)	(1)	(1)
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Lombard
Disclosure Of Provision Matrix [Line Items]
Financial assets	0	0	0
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Credit cards
Disclosure Of Provision Matrix [Line Items]
Financial assets	(2)	(2)	(2)
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Line Items]
Financial assets	0	(2)	0
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions
Disclosure Of Provision Matrix [Line Items]
Financial assets	(687)	(691)	(695)
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Total off-balance sheet financial instruments and other credit lines
Disclosure Of Provision Matrix [Line Items]
Financial assets	(33)	(40)	(34)
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Guarantees
Disclosure Of Provision Matrix [Line Items]
Financial assets	(33)	(40)	(34)
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Guarantees | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Financial assets	(1)	(5)	(6)
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Guarantees | SME clients
Disclosure Of Provision Matrix [Line Items]
Financial assets	(29)	(29)	(25)
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Guarantees | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Financial assets	0	0	0
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Guarantees | Lombard
Disclosure Of Provision Matrix [Line Items]
Financial assets	(1)	0	0
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Guarantees | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Financial assets	(1)	0	0
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Irrevocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Financial assets	0	0	0
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Irrevocable loan commitments | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Financial assets	0	0	0
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Forward starting transactions, reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Line Items]
Financial assets	0	0	0
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Committed unconditionally revocable credit lines
Disclosure Of Provision Matrix [Line Items]
Financial assets	0	0	0
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Committed unconditionally revocable credit lines | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Financial assets	0	0	0
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Committed unconditionally revocable credit lines | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Financial assets	0	0	0
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Committed unconditionally revocable credit lines | SME clients
Disclosure Of Provision Matrix [Line Items]
Financial assets	0	0	0
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Committed unconditionally revocable credit lines | Lombard
Disclosure Of Provision Matrix [Line Items]
Financial assets	0	0	0
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Committed unconditionally revocable credit lines | Credit cards
Disclosure Of Provision Matrix [Line Items]
Financial assets	0	0	0
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Line Items]
Financial assets	$ 0	$ 0	$ 0